Isle Acquisition and Reno Acquisition and Preliminary Purchase Accounting - Summary of the Final Purchase Price Accounting of the Assets Acquired and Liabilities Assumed (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Nov. 24, 2015
Business Acquisition [Line Items]
Goodwill	$ 747,106,000	$ 66,826,000	$ 66,826,000
Silver Legacy and Circus Reno
Business Acquisition [Line Items]
Goodwill				$ 0
Resorts | Silver Legacy Joint Venture
Business Acquisition [Line Items]
Current and other assets, net				21,625,000
Property and equipment				168,037,000
Intangible assets				5,000,000
Other noncurrent assets				10,809,000
Net assets acquired				205,471,000
Resorts | Circus Reno
Business Acquisition [Line Items]
Current and other assets, net				2,115,000
Property and equipment				14,996,000
Intangible assets				1,000,000
Net assets acquired				18,111,000
Resorts | Silver Legacy and Circus Reno
Business Acquisition [Line Items]
Current and other assets, net				23,740,000
Property and equipment				183,033,000
Intangible assets				6,000,000
Other noncurrent assets				10,809,000
Net assets acquired				$ 223,582,000